Revenue (Details) - Schedule of Revenue from the Transfer of Goods and Services - Reportable segments [member] - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Schedule of Revenue from the Transfer of Goods and Services [Line Items]
Revenue from external customer contracts	$ 20,674,691	$ 6,429,335
Timing of revenue recognition	215,157	6,429,335
Total revenue streams [Member]
Schedule of Revenue from the Transfer of Goods and Services [Line Items]
Revenue from external customer contracts	21,183,168	6,545,634
Inter-revenue streams [Member]
Schedule of Revenue from the Transfer of Goods and Services [Line Items]
Revenue from external customer contracts	(508,477)	(116,299)
At a point in time [Member]
Schedule of Revenue from the Transfer of Goods and Services [Line Items]
Timing of revenue recognition	20,459,534	82,745
Over time [Member]
Schedule of Revenue from the Transfer of Goods and Services [Line Items]
Timing of revenue recognition	20,674,691	6,346,590
Hardware [Member]
Schedule of Revenue from the Transfer of Goods and Services [Line Items]
Revenue from external customer contracts	20,616
Timing of revenue recognition	20,616
Hardware [Member] | Total revenue streams [Member]
Schedule of Revenue from the Transfer of Goods and Services [Line Items]
Revenue from external customer contracts	22,557	30,482
Hardware [Member] | Inter-revenue streams [Member]
Schedule of Revenue from the Transfer of Goods and Services [Line Items]
Revenue from external customer contracts	(1,941)	(30,482)
Hardware [Member] | At a point in time [Member]
Schedule of Revenue from the Transfer of Goods and Services [Line Items]
Timing of revenue recognition
Hardware [Member] | Over time [Member]
Schedule of Revenue from the Transfer of Goods and Services [Line Items]
Timing of revenue recognition	20,616
Software [Member]
Schedule of Revenue from the Transfer of Goods and Services [Line Items]
Revenue from external customer contracts	194,541	82,745
Timing of revenue recognition	194,541	82,745
Software [Member] | Total revenue streams [Member]
Schedule of Revenue from the Transfer of Goods and Services [Line Items]
Revenue from external customer contracts	194,541	168,562
Software [Member] | Inter-revenue streams [Member]
Schedule of Revenue from the Transfer of Goods and Services [Line Items]
Revenue from external customer contracts		(85,817)
Software [Member] | At a point in time [Member]
Schedule of Revenue from the Transfer of Goods and Services [Line Items]
Timing of revenue recognition		82,745
Software [Member] | Over time [Member]
Schedule of Revenue from the Transfer of Goods and Services [Line Items]
Timing of revenue recognition	194,541
Service [Member]
Schedule of Revenue from the Transfer of Goods and Services [Line Items]
Revenue from external customer contracts	20,459,534	6,346,590
Timing of revenue recognition		6,346,590
Service [Member] | Total revenue streams [Member]
Schedule of Revenue from the Transfer of Goods and Services [Line Items]
Revenue from external customer contracts	20,966,070	6,346,590
Service [Member] | Inter-revenue streams [Member]
Schedule of Revenue from the Transfer of Goods and Services [Line Items]
Revenue from external customer contracts	(506,536)
Service [Member] | At a point in time [Member]
Schedule of Revenue from the Transfer of Goods and Services [Line Items]
Timing of revenue recognition	20,459,534
Service [Member] | Over time [Member]
Schedule of Revenue from the Transfer of Goods and Services [Line Items]
Timing of revenue recognition	$ 20,459,534	$ 6,346,590